Commitments	12 Months Ended
Dec. 31, 2018
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Commitments

NOTE 30: COMMITMENTS

Obligations under the terms of ordinary rental agreements

The company has signed a few agreements concerning financial leases with ING and ES Finance concerning technical equipment. The breakdown per year is available in Note 20.

The company has signed a few operational leases for building, technical labs and cars with BMS, Rentys, KBC. The breakdown per maturity is available in Note 20.

Obligations under the Terms of Other Agreements

CorQuest Medical, Inc.:

Based on the terms of the Share Purchase Agreement dated 5 November 2014, former shareholders of Corquest Inc will be entitled to an earn-out payment based on the net revenues generated by the Company, which revenues should be generated from the selling or divesting, in all or in part, of Proprietary Intellectual Property Rights of the Company to a third party. As from the 5 November 2014 date until the tenth anniversary of the Agreement, former shareholders of Corquest Inc are entitled to:

•	an Earn-Out royalty of 2% if Net Revenue are below or equal to 10 million euro

•	or an Earn-Out royalty of 4% if Net Revenue are higher than 10 million euro

OnCyte LLC-Celdara Milestones :

Based on the terms of the Asset Purchase Agreement dated 21 January 2015, as amended on 3 August 2017, Celdara Medical LLC is entitled to development and regulatory milestones, sales milestones and royalties based on the net sales generated by the Company from products candidate, whose level depend on whether or not the licensed asset from which the product candidate is derived was in clinical or preclinical stage upon in-licensing from Celadara.

On the clinical assets (NKG2D), Celdara Medical will be entitled to the following development and regulatory milestones;

$5 million upon enrolment of the first patient of the second cohort of the Phase I trial[7]

$6 million upon dosing the first patient of a Phase II trial[8]

$9 million upon dosing the first patient of a Phase III trial

$11 million upon filing of the first regulatory approval of CAR-T NKG2D

$14 million upon CAR-T NKG2D approval for commercialization in the US

On the other preclinical assets (TIM, B7H6, NKP30):

$1.5 million upon an IND filing to the FDA[9]

$4 million upon dosing the first patient of a Phase II trial

$6 million upon dosing the first patient of a Phase III trial

$10 million upon filing of the first regulatory request for the product candidate

$15 million upon product candidate approval for commercialization in the US

Sales milestones will also be due to Celdara Medical and are dependent of cumulative net sales of products developed from licensed assets:

$15 million when first time cumulative worldwide net sales equal to or exceed $250 million

$25 million when first time cumulative worldwide net sales equal to or exceed $500 million

$40 million when first time cumulative worldwide net sales equal to or exceed $1 billion

Company will make annual royalty payments to Celdara Medical on net sales of each product sold by the Company, its affiliates and sublicensees at the applicable rate set forth below:

5% of the net sales if cumulative worldwide annual net sales are less or equal to $250 million

6% of the net sales if cumulative worldwide annual net sales are greater than $250 million and less or equal to $500 million

7% of the net sales if cumulative worldwide annual net sales are greater than $500 million and less or equal to $1 billion

8% of the net sales if cumulative worldwide annual net sales are greater than $1 billion

On all sublicensing revenues received, the Company will pay percentages ranging from 23% to 5% depending on the stage of development of the product sublicensed. On top of the amounts and percentages due to Celdara Medical LLC, the Company will owe to Dartmouth College an additional 2% royalties on its direct net sales.

In accordance with IFRS 3, these contingencies are recognized on balance sheet at year-end, on a risk-adjusted basis. See note 22.

[7]	Paid as of 31 December 2016
[8]	Paid as of 31 December 2017
[9]	Paid as of 31 December 2018, for TIM pre-clinical asset